Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 02, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	Nov. 29, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 27, 2022	Apr. 25, 2022	Jan. 03, 2022	Dec. 31, 2021	Jun. 30, 2021	Jan. 04, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 02, 2020	Dec. 31, 2019	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Jan. 03, 2017	Dec. 31, 2016	Jan. 04, 2016	Dec. 31, 2015	Jul. 13, 2015	Jan. 02, 2015	Dec. 31, 2014
AST ClearBridge Dividend Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 26,755.97					$ 22,924.12					$ 20,052.09							$ 21,689.00			$ 17,142.87			$ 16,369.06			$ 12,492.57		$ 13,117.57		$ 11,078.87		$ 9,642.86			$ 10,000.01
AST Cohen & Steers Realty Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 18,072.66					16,942.49					15,116.05							20,252.28			14,177.60			14,591.33			11,120.08		11,675.08		10,988.90		10,484.36			10,000.00
AST Emerging Markets Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,052.63					10,561.41					9,403.51							12,011.70			11,988.31			11,520.47			10,163.75		11,824.57		9,356.73		8,327.49			10,000.00
AST International Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 20,134.93					19,092.95					16,214.39							22,736.13			20,209.89			15,389.80			11,649.17		13,440.78		9,925.04		10,314.84			10,000.00
AST Large-Cap Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 28,633.36					23,063.93					18,736.23							22,571.64			17,656.14			15,885.38			12,689.20		13,666.42		11,256.43		10,154.30			10,000.00
AST Large-Cap Growth Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 42,252.57					32,463.05					22,601.88							33,837.88			28,893.86			20,667.26			16,117.33		15,517.24		11,253.92		10,958.35			10,000.00
AST Large-Cap Value Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 23,280.23					21,177.52					19,296.16							18,973.01			14,683.50			14,643.66			11,305.89		13,169.55		11,049.14		9,216.47			10,000.01
AST MFS Global Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 20,229.31					19,171.98					16,815.30							20,496.83			17,541.41			15,363.07			11,821.66		13,070.07		10,554.15		9,853.51			10,000.01
AST Small-Cap Equity Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 25,207.51					21,946.51					18,742.11							25,877.32			24,754.68			16,682.37			12,820.74		13,996.84		11,295.58		10,078.60			9,999.99
AST T. Rowe Price Natural Resources Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,613.54					14,071.06					13,883.83							13,086.90			10,571.30			10,811.33			9,251.08		11,099.38		10,062.41		8,074.90			10,000.00
AST Bond Portfolio 2025
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 12,641.19					11,998.27					11,337.97							12,423.98			12,788.88			11,485.67			10,564.73		10,642.92		10,451.78		10,199.83			10,000
AST Bond Portfolio 2026
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 12,130.00					11,600.00					10,950.00							12,260.00			12,750.00			11,520.00			10,470.00		10,580.00		10,330.00		10,120.00		$ 10,000.00
AST Bond Portfolio 2027
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,520.00					11,100.00					10,520.00							12,050.00			12,630.00			11,290.00			10,200.00		10,330.00		10,060.00	$ 10,000.00
AST Bond Portfolio 2028
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,390.00					11,100.00					10,520.00							12,240.00			12,810.00			11,170.00			10,010.00		10,220.00	$ 10,000.00
AST Bond Portfolio 2029
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,050.00					10,890.00					10,310.00							12,270.00			12,850.00			11,050.00			9,840.00	$ 10,000.00
AST Bond Portfolio 2030
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,070.00		$ 10,870.00			10,960.00		$ 10,610.00			10,400.00			$ 10,930.00				12,550.00	$ 12,610.00		13,100.00	$ 13,230.00		11,440.00	$ 11,220.00	$ 10,000.00
AST Bond Portfolio 2031
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 9,250		9,110			9,230		8,960			8,760			9,250				10,780	10,790		11,270	11,560	$ 10,000
AST Bond Portfolio 2032
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 7,900.00		7,810.00			7,950.00		7,760.00			7,560.00			8,030.00				9,470.00	9,470.00	$ 10,000.00
AST Bond Portfolio 2033
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 8,170.00		8,120.00			8,320.00		8,170.00			7,950.00			8,530.00			$ 10,000.00
AST Bond Portfolio 2034
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,110.00	$ 10,760.00	10,090.00	$ 10,150.00		10,370.00	$ 9,380.00	10,200.00	$ 10,380.00	$ 10,000.00
AST Bond Portfolio 2035
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 9,770.00	10,470.00	9,790.00	9,870.00	$ 10,000.00
AST Core Fixed Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,855.12					11,687.28					10,989.40							13,127.21			13,427.56			12,420.49			11,060.07		11,316.25		10,644.87		10,123.67			10,000.00
AST High Yield Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 15,522.56					14,429.92					13,052.25							14,750.59			13,871.73			13,515.43			11,722.09		11,959.62		11,128.26		9,643.70			10,000.00
AST Investment Grade Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 13,005.87					12,756.60					11,979.47							13,900.30			14,208.21			12,199.42			10,967.74		10,997.07		10,542.52		10,117.30			10,000.00
AST Multi-Sector Fixed Income Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 12,530.24					12,502.33					11,386.05							14,437.22			14,493.03			12,865.12			10,837.21		11,479.08		10,558.14		9,693.03			10,000.00
AST Quantitative Modeling Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 20,007.55					17,528.27					14,920.88							18,364.74			15,908.07			14,257.73			11,763.38		12,584.79		10,648.09		10,015.08			10,000.01
AST Advanced Strategies Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 19,323.96					17,409.64					15,207.50							18,239.62			16,024.10			14,477.91			11,880.86		12,623.83		10,796.52		10,080.32			10,000.00
AST Balanced Asset Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 19,061.22					17,034.01					14,714.28							17,571.43			15,571.43			13,931.97			11,666.66		12,272.11		10,680.27		10,047.62			10,000.00
AST Global Bond Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,640.00					11,330.00					10,660.00							12,140.00			12,320.00			11,790.00			11,020.00		10,650.00		10,400.00		10,130.00	$ 10,000.00
AST Preservation Asset Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 15,287.36					14,181.04					12,686.79							15,035.92			14,152.30			12,974.14			11,307.47		11,637.93		10,567.53		10,014.37			10,000.00
AST Prudential Growth Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 18,951.00					16,669.22					14,119.45							17,281.78			14,808.58			13,989.28			11,738.14		12,702.91		10,941.81		9,938.75			10,000.00
AST Academic Strategies Asset Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,873.57					13,808.44					12,528.74							14,475.10			12,873.57			12,352.50			10,643.68		11,586.21		10,291.19		9,678.17			10,000.01
AST Capital Growth Asset Allocation Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 21,621.07					18,899.25					16,003.99							19,259.49			16,464.30			14,516.34			11,874.58		12,661.77		10,740.49		10,053.36			9,999.99
AST J.P. Morgan Aggressive Multi-Asset Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 21,180.88					18,865.98					16,035.61							19,531.39			16,879.10			14,845.36			11,902.53		12,886.60		10,702.90		10,149.95			10,000.00
AST J.P. Morgan Conservative Multi-Asset Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 15,003.05					14,127.67					12,802.44							15,191.50			14,072.95			12,638.30			11,027.36		11,623.11		10,364.75		9,981.77			10,000.00
AST J.P. Morgan Moderate Multi-Asset Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 17,793.56					16,200.45					14,225.88							17,135.37			15,243.08			13,470.45			11,278.98		12,176.51		10,411.37		9,895.29			10,000.00
AST J.P. Morgan Fixed Income Central Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,780.00	11,110.00	10,530.00	10,500.00		10,540.00	9,860.00	10,200.00	10,330.00		10,000.00	$ 10,000.00
AST PGIM Fixed Income Central Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,040.00	11,340.00	10,750.00	10,710.00		10,670.00	9,890.00	10,180.00	10,190.00		9,840.00		$ 9,610.00	10,070.00	$ 10,000.00
AST Target Maturity Central Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,400.00	10,700.00	10,170.00	10,130.00		10,160.00	9,470.00	9,770.00	9,820.00		9,520.00		$ 9,350.00	9,820.00		$ 10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,253.9502274586					27,398.837640516842					21,695.583471740789							26,493.848685251793			20,584.874617548787			17,386.053095634768			13,222.698639555801		13,829.010782763591		11,350.926041298668		10,138.383294831407			10,000
MSCI Emerging Markets Index (GD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (GD)
Account Value	$ 14,855.731759324666					13,748.870850248164					12,468.926580143652							15,534.840810077587			15,888.103929170835			13,386.532881627078			11,258.977879343791		13,129.339254109655		9,531.1327734362512		8,540.1258816472273			10,000
MSCI EAFE Index (GD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (GD)
Account Value	$ 17,421.427622397667					16,695.551524779825					14,047.272007960304							16,336.573186269814			14,615.576307329875			13,498.052700132834			11,004.859232805129		12,701.449869184837		10,111.316886288725		9,960.69331778876			10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,431.742102612438	$ 11,022.291858868994	$ 10,488.744936553887	$ 10,471.023512139967	$ 10,000	11,290.583694995303	$ 9,879.3886944739534	$ 10,219.860390135711	$ 10,296.183489288285	$ 10,000	10,699.0552883556			$ 10,316.606056472861			$ 10,000	12,299.216134798535	$ 11,500.225764312425	$ 10,000	12,491.814065724921	$ 11,538.679723605033	$ 10,000	11,619.587752704792	$ 10,611.289447249597		10,687.949051391528	$ 10,000	10,686.730691916107	$ 10,000	10,321.170627793619	$ 10,000	10,054.990678242873		$ 10,000	10,000
Bloomberg Global Aggregate USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Account Value	$ 12,248.728071110676					11,846.566319741474					11,056.387088606927							12,453.503346065581			12,629.145643759979			11,961.620469073128			11,053.431569163822		10,861.9561316562		10,541.915598823982		10,141.653824244995	$ 10,000
FTSE NAREIT All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE NAREIT All Equity REITs Index
Account Value	$ 17,617.372860797208					16,790.880305523264					15,078.52590007578							20,090.892984288359			14,218.772334484102			14,986.303311956746			11,647.729466006771		12,138.68361595938		11,169.822788776957		10,282.524457864984			10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,771.545635508104					18,906.422638634598					15,933.481270742921							21,636.255108934536			21,039.815860739247			15,627.612696912669			12,163.132703484209		13,411.47045995275		10,978.005589613014		9,861.834555031226			10,000
ICE BofA US High Yield Master II Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Master II Index
Account Value	$ 16,416.37346106875					15,169.435900485783					13,371.90798556976							15,062.145577436435			14,295.400425857404			13,465.069109990342			11,769.002388882825		12,041.740763060598		11,203.366966073647		9,535.701747006764			10,000
Bloomberg US 5-10 Year Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US 5-10 Year Government/Credit Bond Index
Account Value	$ 11,976.743657488685					11,805.594068653825					11,138.997104345392							12,821.899874125602			13,120.968438528478			11,957.28760863308			10,833.29166347842		10,840.837701118033		10,442.625111954894		10,128.146265852627			10,000
Bloomberg US Long Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Long Corporate Index
Account Value	$ 12,428.119423246637					$ 12,674.697097724871					$ 11,426.076594301963							$ 15,361.398750771772			$ 15,537.064431279128			$ 13,636.235559306486			$ 11,006.650934551068		$ 11,865.548980943224		$ 10,585.963182127358		$ 9,539.3655489824341			$ 10,000